UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from June 1, 2015 to June 30, 2015
Commission File Number of issuing entity: 333-173928-10
Ford Credit Auto Lease Trust 2014-B
(Exact name of issuing entity as specified on its charter)
Commission File Number of depositor: 333-173928
Ford Credit Auto Lease Two LLC
(Exact name of depositor as specified on its charter)
Ford Motor Credit Company LLC
(Exact name of sponsor as specified in its charter)

Delaware
(State or jurisdiction of incorporation or organization of the issuing entity)

38-0549190
(I.R.S. Employer Identification No.)

c/o U.S. Bank Trust National Association 300 Delaware Avenue, 9th Floor, Wilmington, Delaware (Address of principal executive offices)	19801 (zip code)
(302) 576-3700
(Telephone Number, including area code)
Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Class A-2a Notes			X
Class A-2b Notes			X
Class A-3 Notes			X
Class A-4 Notes			X
Class B Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and performance information of the asset pool of the issuing entity is set forth in the attached Monthly Investor Report.

PART II - OTHER INFORMATION

Item 9. Exhibits.

Designation	Description
Exhibit 99.1	Ford Credit Auto Lease Trust 2014-B Monthly Investor Report
Exhibit 99.2	Supplemental Data

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Servicer, on behalf of the issuing entity, has duly caused this report to be signed by the undersigned duly authorized.

Ford Credit Auto Lease Trust 2014-B
(Issuing entity)

By: Ford Motor Credit Company LLC (Servicer)

/s/ Erin M. Rohde
Erin M. Rohde
Assistant Treasurer
Date: July 27, 2015

EXHIBIT INDEX

Designation	Description
Exhibit 99.1	Ford Credit Auto Lease Trust 2014-B Monthly Investor Report
Exhibit 99.2	Supplemental Data